Income Taxes (Schedule of Deferred Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes:
Total deferred income tax assets	$ 2,686	$ 1,827
Total deferred income tax liabilities	7,158	10,381
Total net deferred income tax liabilities	4,472	8,554
Plant and equipment, primarily depreciation method and basis differences	5,056	7,782
Excess deferred income taxes	(1,050)
Nuclear decommissioning	829	1,240
Deferred state income taxes	834	747
Federal benefit of deferred state income taxes	(175)	(261)
Deferred fuel, purchased energy and gas costs	1	(25)
Pension benefits	141	155
Other postretirement benefits	(51)	(68)
Loss and credit carryforwards	(1,536)	(1,547)
Valuation allowances	146	135
Partnership basis differences	473	688
Other	(196)	(292)
Total net deferred income tax liabilities	4,472	8,554
Deferred Investment Tax Credits - Regulated Operations	51	48
Total Deferred Taxes and Deferred Investment Tax Credits	4,523	8,602
Virginia Electric and Power Company
Deferred income taxes:
Total deferred income tax assets	923	268
Total deferred income tax liabilities	3,600	5,323
Total net deferred income tax liabilities	2,677	5,055
Plant and equipment, primarily depreciation method and basis differences	2,969	4,604
Excess deferred income taxes	(687)
Nuclear decommissioning	260	406
Deferred state income taxes	378	321
Federal benefit of deferred state income taxes	(79)	(112)
Deferred fuel, purchased energy and gas costs	(3)	(29)
Pension benefits	(104)	(138)
Other postretirement benefits	44	49
Loss and credit carryforwards	(111)	(88)
Valuation allowances	5	3
Other	5	39
Total net deferred income tax liabilities	2,677	5,055
Deferred Investment Tax Credits - Regulated Operations	51	48
Total Deferred Taxes and Deferred Investment Tax Credits	2,728	5,103
Dominion Energy Gas Holdings, LLC
Deferred income taxes:
Total deferred income tax assets	320	126
Total deferred income tax liabilities	1,774	2,564
Total net deferred income tax liabilities	1,454	2,438
Plant and equipment, primarily depreciation method and basis differences	1,132	1,726
Excess deferred income taxes	(244)
Deferred state income taxes	227	204
Federal benefit of deferred state income taxes	(48)	(71)
Deferred fuel, purchased energy and gas costs	2	4
Pension benefits	419	646
Other postretirement benefits	(2)	(6)
Loss and credit carryforwards	(4)	(5)
Valuation allowances	3
Partnership basis differences	26	43
Other	(57)	(103)
Total net deferred income tax liabilities	1,454	2,438
Total Deferred Taxes and Deferred Investment Tax Credits	$ 1,454	$ 2,438